CONVERTIBLE PREFERRED STOCK (Details Narrative) (USD $)	1 Months Ended		12 Months Ended				60 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012
Preferred Stock Conversion Rate, Par Value			$ 0.40
Issuance of preferred stock, shares						193,750
Issuance of preferred stock, par value			$ 0.40			$ 0.40
Fair Value of Warrants				$ 314,835	$ 3,680	$ 52,665
Contractual Life			6 months		7 years	7 years
Contractual Life Minimum Range				1 year
Contractual Life Maximum Range				7 years
Volatility rate, low				62.70%	84.20%	83.50%
Volatility rate, high				77.80%	84.90%	85.40%
Risk Free Interest Rate, low				0.90%	1.90%	2.80%
Risk Free Interest Rate, high				2.90%	2.00%	3.60%
Options to purchase Series B Preferred shares	1,200,000	1,248,000
Vesting Period	4 years
Sale Period	2 years
Series B Preferred Shares Conversion To Common Stock	50
Fair Value Of Warrant Liability			232,990	283,931			232,990
Change In Fair Value Of Warrant Liability			$ 48,911	$ 35,319			$ 33,966
Warrants Exercise Price, Minimum				$ 0.10
Warrants Exercise Price, Maximum				$ 0.20